Property and Equipment - Additional Information (Details) - Pay-TV Satellites - item	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Number of satellites utilized in geostationary orbit approximately 22,300 miles above the equator	11	11
Owned Satellites	2	2
Number of satellites leased from third parties	2	2
EchoStar
Property, Plant and Equipment [Line Items]
Number of satellites utilized under operating lease	1	1
Dish Network
Property, Plant and Equipment [Line Items]
Number of satellites utilized under operating lease	6	6